Leases - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Lease expense	$ 4,281	$ 3,680
Minimum
Capital Leased Assets [Line Items]
Monthly payments	1
Maximum
Capital Leased Assets [Line Items]
Monthly payments	$ 36